NATIONWIDE VARIABLE INSURANCE TRUST

     Supplement dated October 20, 2009
 to Currently Effective Statements of Additional Information for

AllianceBernstein NVIT Global Fixed Income	NVIT Multi Sector Bond Fund (formerly Van
Fund	Kampen NVIT Multi Sector Bond Fund)
American Century NVIT Multi Cap Value Fund	NVIT Nationwide Fund
Federated NVIT High Income Bond Fund	NVIT Nationwide Leaders Fund
Gartmore NVIT Developing Markets Fund	NVIT S&P 500 Index Fund
Gartmore NVIT Emerging Markets Fund	NVIT Short Term Bond Fund
Gartmore NVIT Global Utilities Fund	NVIT Small Cap Index Fund
Gartmore NVIT International Equity Fund	NVIT Technology and Communications Fund
Gartmore NVIT Worldwide Leaders Fund	NVIT U.S. Growth Leaders Fund
Neuberger Berman NVIT Multi Cap	Oppenheimer NVIT Large Cap Growth Fund
Opportunities Fund	Templeton NVIT International Value Fund
Neuberger Berman NVIT Socially Responsible	Van Kampen NVIT Comstock Value Fund
Fund	Van Kampen NVIT Real Estate Fund
NVIT Bond Index Fund	American Funds NVIT Asset Allocation Fund
NVIT Core Bond Fund	American Funds NVIT Bond Fund
NVIT Core Plus Bond Fund (formerly Lehman	American Funds NVIT Global Growth Fund
Brothers NVIT Core Plus Bond Fund)	American Funds NVIT Growth Fund
NVIT Enhanced Income Fund	American Funds NVIT Growth-Income Fund
NVIT Global Financial Services Fund	NVIT CardinalSM Aggressive Fund
NVIT Government Bond Fund	NVIT CardinalSM Moderately Aggressive Fund
NVIT Growth Fund	NVIT CardinalSM Capital Appreciation Fund
NVIT Health Sciences Fund	NVIT CardinalSM Moderate Fund
NVIT International Index Fund	NVIT CardinalSM Balanced Fund
NVIT Mid Cap Index Fund	NVIT CardinalSM Moderately Conservative Fund
NVIT Money Market Fund	NVIT CardinalSM Conservative Fund
NVIT Money Market Fund II	NVIT Investor Destinations Aggressive Fund
NVIT Multi-Manager International Growth Fund	NVIT Investor Destinations Moderately Aggressive
NVIT Multi-Manager International Value Fund	Fund
NVIT Multi-Manager Large Cap Growth Fund	NVIT Investor Destinations Capital Appreciation
NVIT Multi-Manager Large Cap Value Fund	Fund
NVIT Multi-Manager Mid Cap Growth Fund	NVIT Investor Destinations Moderate Fund
NVIT Multi-Manager Mid Cap Value Fund	NVIT Investor Destinations Balanced Fund
NVIT Multi-Manager Small Cap Growth Fund	NVIT Investor Destinations Moderately
NVIT Multi-Manager Small Cap Value Fund	Conservative Fund
NVIT Multi-Manager Small Company Fund	NVIT Investor Destinations Conservative Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Statement of Additional Information.

Effectively immediately, the information in each Statement of Additional Information (“SAI”) is modified as follows:

1. The address to obtain copies of the Prospectuses, listed on the front cover page of the SAI, has been revised as follows:

Nationwide Funds, P.O. Box 5354, Cincinnati, Ohio 45210-5354

2.	The disclosure in the SAI identifying the Sub-Administration has been revised as follows:

Sub-Administration

     NFM has entered into a Sub-Administration Agreement with J.P. Morgan Investor Services Co. (“JPMorgan”), dated May 22, 2009 and effective August 24, 2009, to provide certain fund sub-administration and sub-transfer agency services for each Fund. NFM pays JPMorgan a fee for these services.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

Supplement dated October 20, 2009
to Currently Effective Prospectuses for

NVIT Government Bond Fund
NVIT Money Market Fund
NVIT Money Market Fund II

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Prospectus.

Effective immediately, the telephone number to obtain current yield information has been changed to 800-848-6331.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE